Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Non-current assets
Property, plant and equipment	$ 3,786	$ 3,742	$ 3,743	$ 2,575
Intangible assets	42,906	42,175	39,577	46,945
Deferred tax assets	6,040	5,136	4,668	2,495
Investments accounted for using the equity method	68	66
Total non-current assets	52,800	51,119	47,988	52,015
Current assets
Cash and cash equivalents	115	553	1,285	8,604
Restricted cash	484	608	1,195	1,140
Trade and other receivables	5,680	7,021	9,088	12,785
Inventory	2,368	2,115	1,887	1,968
Assets classified as held for sale			8,214
Total current assets	8,647	10,297	21,669	24,497
TOTAL ASSETS	61,446	61,416	69,657	76,512
Current liabilities
Trade and other payables	18,429	14,597	15,457	8,917
Income tax liability	168	156	132	708
Provisions	1,848	1,778	1,104	2,802
Loans and borrowings	3,037	2,384	5,109	1,004
Liabilities classified as held for sale			1,497
Total current liabilities	23,482	18,915	23,299	13,431
Non-current liabilities
Other payables	9,044	6,443
Provisions	64	76	57	165
Loans and borrowings	30,211	30,004	23,452	22,087
Deferred tax liabilities	2,685	2,232	1,234	411
Total non-current liabilities	42,004	38,755	24,743	22,663
Total liabilities	65,486	57,670	48,042	36,094
Equity
Share capital	387	308	256	222
Share premium	105,617	105,018	99,418	76,229
Cumulative translation reserve	90	1,203	(139)	(1,465)
Other reserves	(6,017)	(6,492)	(5,984)	15,314
Accumulated deficit	(104,119)	(96,291)	(71,936)	(49,882)
Equity and reserves attributable to owners	(4,042)	3,746	21,615	40,418
Non-controlling interest
Total equity	(4,042)	3,746	21,615	40,418
TOTAL EQUITY AND LIABILITIES	$ 61,446	$ 61,416	$ 69,657	$ 76,512